33. Noncurrent assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Noncurrent Assets Held For Sale And Discontinued Operations
Schedule of non current assets held for sale and discontinued operations

Noncurrent assets classified as held for sale are measured based on the lower amount between their carrying amount and their fair value less cost to sell.

Breakdown	2019	2018
		Restated
Assets of discontinued operations	-	28,657
Properties / lands held for sale	171	30
Real estate developments held for sale - Éxito	52	-
Total	223	28,687

Liabilities from discontinued operations	-	23,545
Total	-	23,545

Schedule of statement of operations, balance sheet and cash flow statement of Cdiscount before the eliminations

Following are shown the summarized balance sheets, statements of operations and cash flows of Via Varejo through May 31, 2019. The cash flow of Via Varejo is presented before eliminations, the accounting figures presented include the effects of the Purchase Price Allocation of Globex and Casa Bahia recorded in the level of GPA.

Summarized Balance sheet (*)	05.31.2019	2018
Assets		Restated
Current
Total current assets	9,871	13,412
Noncurrent
Total noncurrent assets	16,266	15,401
Total assets	26,137	28,813

Liabilities
Current
Total current liabilities	13,484	15,733

Noncurrent
Total noncurrent liabilities	7,375	7,869
Shareholders’ equity	5,278	5,211
Total liabilities and shareholders’ equity	26,137	28,813

(*) Before elimination of transactions carried out with the Company.

Summarized Cash flow statements:	05.31.2019	2018	2017
		Restated	Restated

Cash flow provided by (used in) operating activities	(2,640)	1,609	807
Net cash used in investing activities	(234)	(590)	(260)
Net cash used in financing activities	(651)	(867)	(1,018)
Increase (decrease) of cash and cash equivalents	(3,525)	152	(471)

Summarized Statement of Operations:

The breakdown of profit from discontinued operations presented in a single line of the statement of operations is as follows:

	05.31.2019	2018	2017
		Restated	Restated

Net operating revenue	10,527	26,928	25,690
Profit before income tax and social contribution	169	341	876
Income tax and social contribution	(119)	(101)	(268)
Net profit for the year	50	240	680

Other results from discontinued operations	(100)	(112)	(108)
Gain on the sale of discontinued operations (note 12.3)	398	-	-
Profit from discontinued operations	348	128	500

Attributable to:
Controlling shareholders of the Company	312	(7)	150
Non-controlling shareholders	36	135	350